Notes Payable - Summary of Maturity of the Notes Payable (Detail) - Notes Payable, Other Payables [Member] $ in Thousands	Dec. 31, 2015 USD ($)
Long-Term Debt [Line Items]
2016	$ 77,500
2017	10,500
2018	10,500
2019	994,875
Total	1,093,375
First Lien Term Loan [Member]
Long-Term Debt [Line Items]
2016	10,500
2017	10,500
2018	10,500
2019	994,875
Total	1,026,375
Bank Revolver Loans [Member]
Long-Term Debt [Line Items]
2016	67,000
Total	$ 67,000